RELATED PARTY TRANSACTIONS BALANCES (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS

	June 30, 2026	June 30, 2025
salary (cost of sales)	56,937	66,916
consulting (research and development)	62,262	63,199
consulting (professional fees)	116,222	95,637
share based payments	71,604	2,004,876
salary (general and administrative expenses)	783,370	1,384,027
	$1,090,395	$3,614,655